Leases - Summary of detailed information about undiscounted lease payments to be received after the reporting date (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	£ 46
Finance leases	235	£ 5
Undiscounted lease payments receivable	281
Unearned finance income	(39)
Net investment in finance lease receivable	196	5
Less than one year [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	12
Finance leases	34	3
Undiscounted lease payments receivable	46
Net investment in finance lease receivable		3
One to two years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	4
Finance leases	40	1
Undiscounted lease payments receivable	44
Two to three years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	4
Finance leases	33	£ 1
Undiscounted lease payments receivable	37
Three to four years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	3
Finance leases	30
Undiscounted lease payments receivable	33
Four to five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	3
Finance leases	31
Undiscounted lease payments receivable	34
More than five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	20
Finance leases	67
Undiscounted lease payments receivable	£ 87